UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

International ETFs

Africa Index ETF

Schedule of Investments
March 31, 2009 (unaudited)
,
Number
of Shares		Value
COMMON STOCKS: 95.8%

Canada: 4.1%
35,131	Equinox Minerals Ltd. *	$51,657
4,799	First Quantum Minerals Ltd.	135,409
14,297	Red Back Mining, Inc. *	92,613
		279,679

Democratic Republic of the Congo: 0.3%
197,558	Central African Mining & Exploration Co (GBP) * #	13,626
11,852	Katanga Mining Ltd. (CAD) *	3,580
		17,206

Egypt: 11.4%
25,477	Commercial International Bank #	145,250
25,779	Egyptian Financial Group-Hermes Holding #	69,842
53,714	Egyptian Kuwaiti Holding Co. #	58,771
9,204	Orascom Construction Industries #	220,132
47,696	Orascom Telecom Holding SAE #	219,046
92,547	Talaat Moustafa Group * #	62,082
		775,123
Ghana: 0.8%
676,944	Ecobank Transnational Inc. #	51,861

Kenya: 1.3%
396,850	Equity Bank Ltd. #	86,678

Kuwait: 3.3%
92,500	Mobile Telecommunications Co. K.S.C.	222,127

Morocco: 15.3%
8,113	Attijariwafa Bank #	260,876
6,861	Banque Marocaine du Commerce Exterieur #	184,269
11,623	Douja Promotion Groupe Addoha S.A. #	155,368
17,902	Maroc Telecom #	325,585
816	ONA S.A. (Omnium Nord Africain) #	112,923
		1,039,021

Nigeria: 18.8%
1,447,719	Afribank Nigeria PLC #	54,994
3,104,398	Fidelity Bank/Nigeria #	59,657
2,664,870	First Bank of Nigeria PLC #	285,229
1,619,443	Guaranty Trust Bank PLC #	108,090
2,015,486	Intercontinental Bank PLC #	86,258
810,589	Nigerian Breweries PLC #	195,757
79,851	Oando PLC #	34,575
699,689	Oceanic Bank International PLC * #	30,663
1,819,405	PlatinumHabib Bank PLC	70,393
1,448,031	Union Bank Nigeria PLC #	98,853
2,085,933	United Bank for Africa PLC #	113,252
1,794,779	Zenith Bank Ltd #	142,781
		1,280,502

Norway: 1.1%
12,700	Acergy S.A. #	78,901

South Africa: 26.7%
10,713	ABSA Group Ltd. #	108,386
1,192	Anglo Platinum Ltd. #	59,702
5,517	AngloGold Ashanti Ltd. #	199,356
19,599	Aquarius Platinum Ltd. (GBP) #	57,507
3,770	ArcelorMittal South Africa Ltd. #	28,984
5,962	Bidvest Group Ltd. #	55,125
46,038	FirstRand Ltd. #	58,459
12,502	Gold Fields Ltd. #	139,883
6,490	Harmony Gold Mining Co. Ltd. * #	69,789
11,346	Impala Platinum Holdings Ltd. #	189,130
20,393	MTN Group Ltd. #	225,378
5,258	Naspers Ltd. #	88,618
8,109	Remgro Ltd. #	57,539
33,834	Sanlam Ltd. #	59,950
8,308	Sasol Ltd. #	239,881
21,486	Standard Bank Group Ltd. #	179,598
		1,817,285
United Kingdom: 12.7%
5,371	Randgold Resources Ltd. (ADR)	291,914
49,590	Tullow Oil PLC #	569,569
		861,483

Total Common Stocks
(Cost: $9,448,559)		6,509,866

PRINCIPAL NOTES: 2.9%
Kuwait: 2.9%
45,000	Mobile Telecommunications Co K.S.C.
	(issuer Citigroup Global Markets Holdings Inc.)
	Expiration Date 9/21/09 R (a)	108,062
37,500	Mobile Telecommunications Co K.S.C.
	(issuer Merrill Lynch International & Co.)
	Expiration Date 9/16/10* R (a)	90,051
Total Principal Notes
(Cost: $483,582)		198,113

MONEY MARKET FUND: 1.6%
(Cost: $112,405)
	Fidelity Institutional Money
	Market Fund - Treasury
112,405	Portfolio Class III Shares	112,405

Total Investments: 100.3%
(Cost: $10,044,545)		6,820,384
Liabilities in excess of other Assets: (0.3)%		(21,425)
NET ASSETS: 100.0%		$6,798,959

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
*	Non-income producing
(a)	Illiquid security

#                               Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of
                                Trustees. The aggregate value for fair valued securities is $5,642,173, which represents 83.0% of net assets.
R                              Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United
                                 States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The aggregate cost of investments owned for Federal income tax purposes is $10,088,592 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation	$71,975
Gross Unrealized Depreciation	(3,340,183)
Net Unrealized Depreciation	($3,268,208)

	% of
Summary of Investments by Sector	Investments	Value
Base/Industrial Metals	5.7%	$387,821
Chemicals	0.2	13,626
Communications	6.5	441,173
Consumer Goods	0.8	55,125
Consumer Non-Durables	2.9	195,757
Energy	14.0	951,910
Finance	31.5	2,146,953
Precious Metals	13.2	902,719
Real Estate	12.7	863,819
Technology	8.1	550,963
Principal Note	2.9	198,113
Money Market Fund	1.6	112,405
	100.0%	$6,820,384

See Note to Schedules of Investments

Gulf States Index ETF

Schedule of Investments
March 31, 2009 (unaudited)

	Number
	of Shares			Value
	COMMON STOCKS: 95.6%
Bahrain: 1.7%
	62,531	Al-Salam Bank B.S.C #		$15,035
	27,837	Gulf Finance House E.C.		19,764
	135,047	Ithmaar Bank B.S.C. *		29,035
				63,834

Kuwait: 46.2%
	65,219	Al Ahli Bank of Kuwait #		108,019
	50,000	Al Safat Investment Co *		16,638
	40,000	Boubyan Petrochemicals Co		60,377
	67,500	Commercial Bank of Kuwait		236,192
	60,000	Global Investment House K.S.C.C. * #		13,248
	42,500	Gulf Bank K.S.C. #		45,226
	65,000	Investment Dar Co. K.S.C. * #		16,536
	79,180	Kuwait Finance House		320,523
	57,500	Kuwait Investment Projects Co Holdings #		69,996
	107,500	Mobile Telecommunications Co K.S.C.		258,148
	80,250	National Bank of Kuwait S.A.K.		275,300
	125,000	National Industries Group (Holdings) S.A.K. #		95,922
	40,000	National Investments Co. K.S.C.C.		50,086
	50,000	National Real Estate Co. S.A.K. #		29,914
	70,000	Public Warehousing Co. K.S.C.		151,287
				1,747,412

Oman: 4.8%
	56,129	Bank Muscat S.A.O.G. #		85,010
	23,928	Oman Telecommunications Co. #		73,745
	21,000	Renaissance Services S.A.O.G. #		22,917
				181,672

Qatar: 19.4%
	6,979	Barwa Real Estate Co. Q.S.C. * #		38,941
	39,079	Masraf Al Rayan Q.S.C. #		107,280
	2,659	Qatar Electricity & Water Co. Q.S.C. #		58,550
	14,888	Qatar Gas Transport Co. Ltd. (Nakilat) * #		71,570
	5,703	Qatar International Islamic Bank Q.S.C. #		61,279
	5,235	Qatar Islamic Bank S.A.Q. #		84,294
	8,006	Qatar National Bank S.A.Q. #		205,550
	4,212	Qatar Telecom (QTel) Q.S.C. #		108,659
				736,123
United Arab Emirates - Abu Dhabi: 10.8%
	109,501	Abu Dhabi Commercial Bank #		47,635
	109,660	Aldar Properties PJSC #		79,524
	263,704	Dana Gas PJSC * #		41,501
	37,562	First Gulf Bank PJSC #		86,704
	49,494	National Bank of Abu Dhabi PJSC #		112,399
	75,126	Union National Bank of Abu Dhabi #		42,759
				410,522

	United Arab Emirates - Dubai: 12.7%
	243,180	Air Arabia PJSC * #		69,905
	62,323	Arabtec Holding Co #		27,766
	406,029	DP World Ltd. #		96,960
	170,154	Dubai Financial Market PJSC #		56,859
	54,961	Dubai Islamic Bank PJSC * #		40,066
	317,677	Emaar Properties PJSC * #		189,887
				481,443
Total Common Stocks
	(Cost: $7,965,301)			3,621,006

PRINCIPAL NOTES: 1.9%
Bahrain: 0.4%
	21,964	Gulf Finance House E.C.
		(issuer Deutsche Bank A.G.)
		Expiration Date 6/16/17 R (a)		15,594

United Arab Emirates - Abu Dhabi: 1.5%
	18,380	Abu Dhabi Commercial Bank
		(issuer Deutsche Bank AG.)
		Expiration Date 4/21/09 # R (a)		7,996
	44,263	Dana Gas PJSC
		(issuer Merrill Lynch International & Co.)
		Expiration Date 12/6/10 * # R (a)		6,966
	6,306	First Gulf Bank PJSC
		(issuer Merrill Lynch International & Co.)
		Expiration Date 10/7/10 * # R (a)		14,556
	12,609	National Bank of Abu Dhabi
		(issuer Citigroup Global Markets Holdings Inc.)
		Expiration Date 11/30/09 # R (a)		7,177
	8,307	Union National Bank of Abu Dhabi
		(issuer Deutsche Bank AG.)
		Expiration Date 5/15/17 # R (a)		18,865
				55,560
Total Principal Notes
	(Cost: $238,949)			71,154

MONEY MARKET FUND: 0.6%
	(Cost: $22,398)
		Fidelity Institutional Money
		Market Fund - Treasury
	22,398	Portfolio Class III Shares		22,398

Total Investments: 98.1%
	(Cost: $8,226,648)			3,714,558
Assets in excess of other Liabilities: 1.9%				71,949
NET ASSETS: 100.0%				$ 3,786,507

KD	Kuwaiti Dinar
*	Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $2,259,216, which represents 59.7% of net assets.

R
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	Illiquid security

The aggregate cost of investments owned for Federal income tax purposes is $8,264,051 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation				$10,538
Gross Unrealized Depreciation				(4,560,031)
Net Unrealized Depreciation				($4,549,493)

			% of
Summary of Investments by Sector			Investments	Value
	Capital Goods		13.2%	$490,495
	Chemicals		1.6	60,377
	Energy		3.7	135,988
	Finance		57.8	2,145,433
	Real Estate		13.2	489,553
	Technology		2.0	73,745
	Transportation		4.5	166,865
	Utilities		1.6	58,550
	Principal Note		1.9	71,154
Money Market Fund			0.6	22,398
			100.0%	$3,714,558

 See Note to Schedules of Investments

Indonesia ETF

Schedule of Investments
March 31, 2009 (unaudited)

	Number
	of Shares		Value
COMMON STOCKS: 99.1%
Basic Materials: 7.4%
	475,500	Aneka Tambang Tbk PT #	$45,007
	516,000	Indah Kiat Pulp and Paper Corp. Tbk PT * #	39,799
	378,500	International Nickel Indonesia Tbk PT #	73,046
	351,500	Timah Tbk PT #	32,310
			190,162

Communications: 12.2%
	5,244	Indosat Tbk PT (ADR)	104,303
	8,218	Telekomunikasi Indonesia Tbk PT (ADR)	211,203
			315,506

Consumer, cyclical: 7.1%
	148,000	Astra International Tbk PT #	183,201

Consumer, Non-cyclical: 11.8%
	64,000	Astra Agro Lestari Tbk PT #	78,359
	849,000	Indofood Sukses Makmur Tbk PT #	69,268
	942,000	Kalbe Farma Tbk PT #	50,742
	155,500	Unilever Indonesia Tbk PT #	107,276
			305,645

Energy: 17.7%
	1,604,000	Adaro Energy Tbk PT * #	122,720
	1,935,000	Bumi Resources Tbk PT #	137,420
	45,000	Indo Tambangraya Megah PT #	38,704
	327,500	Medco Energi Internasional Tbk PT * #	62,719
	161,000	Tambang Batubara Bukit Asam Tbk PT #	94,329
			455,892

Financial: 28.2%
	777,000	Bank Central Asia Tbk PT #	208,243
	251,000	Bank Danamon Indonesia Tbk PT #	68,048
	745,500	Bank Mandiri PT #	141,209
	720,000	Bank Negara Indonesia Persero Tbk PT #	44,906
	435,000	Bank Rakyat Indonesia PT #	158,553
	1,488,000	Lippo Karawaci Tbk PT * #	108,455
			729,414

Industrial: 8.6%
	285,000	Semen Gresik Persero Tbk PT #	91,908
	220,500	United Tractors Tbk PT #	129,607
			221,515

Utilities: 6.1%
	848,500	Perusahaan Gas Negara PT #	158,387

Total Common Stocks
(Cost: $2,435,216)			2,559,722

MONEY MARKET FUND: 0.7%
(Cost: $17,834)
		Fidelity Institutional Money
		Market Fund - Treasury
	17,834	Portfolio Class III Shares	17,834

Total Investments: 99.8%
(Cost: $2,453,050)			2,577,556
Assets in excess of other liabilities: 0.2%			5,888
NET ASSETS: 100.0%			$2,583,444

ADR	American Depositary Receipt
*	Non-income producing
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,244,216 which represents 86.9% of net assets.

R
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The aggregate cost of investments owned for Federal income tax purposes is $2,453,050 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation			$219,802
Gross Unrealized Depreciation			(95,296)
Net Unrealized Appreciation			$124,506

See Note to Schedules of Investments

Russia ETF

Schedule of Investments
March 31, 2009 (unaudited)

	Number
	of Shares		Value
COMMON STOCKS: 99.8%
Basic Materials: 23.9%
	960,273	Evraz Group S.A. (GDR) † # R	$7,916,707
	3,558,529	JSC MMC Norilsk Nickel (ADR) † #	21,330,595
	2,245,946	Magnitogorsk Iron & Steel Works (GDR) # R	6,930,713
	1,087,675	Mechel OAO (ADR) †	4,535,605
	1,565,966	Novolipetsk Steel (GDR) #	18,630,313
	823,076	Polymetal (GDR) * † # R	5,524,374
	996,201	Polyus Gold Co. (ADR) † #	23,008,963
	2,633,024	Severstal (GDR) # R	8,520,021
	1,110,177	Uralkali (GDR) # R	13,000,467
			109,397,758

Communications: 16.6%
	1,092,044	Comstar United TeleSystems (GDR) # R	3,655,813
	397,576	CTC Media, Inc. *	1,812,947
	951,497	Mobile TeleSystems OJSC (ADR)	28,468,790
	317,337	Rostelecom (ADR) †	16,361,896
	1,260,733	Sistema JSFC (GDR) # R	7,206,241
	84,393,828	Uralsvyazinform	829,591
	2,679,859	Vimpel-Communications OAO (ADR)	17,526,278
			75,861,556

Consumer, Non-cyclical: 3.2%
	394,989	Pharmstandard (GDR) * # R	3,791,765
	114,970	Wimm-Bill-Dann Foods OJSC (ADR) * †	3,657,196
	709,588	X5 Retail Group N.V. (GDR) * # R	7,089,255
			14,538,216

Energy: 43.2%
	1,670,462	Gazprom Neft OAO (ADR) † #	20,118,555
	412,443	Intergra Group (GDR) * # R	358,432
	892,747	LUKOIL (ADR) #	33,470,818
	793,366	Novatek OAO (GDR) # R	18,276,369
	2,345,454	OAO Gazprom (ADR) † #	34,754,635
	7,747,918	Rosneft Oil Co. (GDR) #	33,184,697
	640,199,909	RusHydro *	14,174,026
	4,890,540	Surgutneftegaz (ADR) * #	29,982,614
	284,615	Taftnet (GDR) #	13,091,025
			197,411,171

Financial: 8.8%
	1,288,837	PIK Group (GDR) * #	1,751,448
	39,799,712	Sberbank RF	24,390,855
	8,784,780	VTB Bank OJSC (GDR) † # R	14,199,508
			40,341,811

Industrial: 1.2%
	669,330	Novorossiysk Commercial Sea Port (GDR) # R	2,850,949
	570,259	OAO TMK (GDR) # R	2,748,006
			5,598,955

Utilities: 2.9%
	3,014,029,979	Federal Grid Co. Unified Energy System JSC *	13,231,592
	7,410,870	Irkutsk Electric Grid Company Ltd. (a) * #	0
	1,339,391	Irkutskenergo *	218,816
			13,450,408

Total Common Stocks
(Cost: $1,180,422,557)			456,599,875

MONEY MARKET FUND: 0.8%
(Cost: $3,642,116)
		Fidelity Institutional Money
		Market Fund - Treasury
	3,642,116	Portfolio Class III Shares	3,642,116

Total Investments Before Collateral
for Securities Loaned: 100.6%
(Cost: $1,184,064,673)			460,241,991

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 4.1%
		Dreyfus Government
	18,212,935	Cash Management Fund	18,212,935

		Bank of New York
	1,312,979	Institutional Cash Reserve	648,237
Total Collateral
(Cost: $19,525,914)			18,861,172

Total Investments: 104.7%
(Cost: $1,203,590,587)			479,103,163
Liabilities in excess of other assets: (4.7)%			(21,519,160)
NET ASSETS: 100.0%			$457,584,003

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $18,069,453.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $331,392,283 which represents 72.4% of net assets.

R
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	Illiquid, restricted private company received as a spinoff from Irkutskenergo.

The aggregate cost of investments owned for Federal income tax purposes is $1,268,955,711 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation			$2,006,198
Gross Unrealized Depreciation			(791,858,746)
Net Unrealized Depreciation			$(789,852,548)

See Note to Schedules of Investments

Specialty ETFs

Environmental Services ETF

Schedule of Investments
March 31, 2009 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 99.7%
Canada: 1.9%
77,751	Waste Services, Inc. *	$332,775

France: 9.9%
80,192	Veolia Environnement (ADR)	1,676,013

United States: 87.9%
47,547	American Ecology Corp.	662,805
50,683	Calgon Carbon Corp. *	718,178
223,150	Casella Waste Systems, Inc. *	381,587
15,690	Clean Harbors, Inc. *	753,120
52,519	Covanta Holding Corp. *	687,474
181,042	Darling International, Inc. *	671,666
64,868	Fuel Tech, Inc. *	678,519
34,788	Layne Christensen Co. *	559,043
178,092	Metalico, Inc. * †	302,756
57,847	Nalco Holding Co.	756,060
257,046	Newpark Resources, Inc. *	650,326
217,792	Perma-Fix Environmental Services, Inc. *	424,694
547,756	Rentech, Inc. * †	301,266
102,700	Republic Services, Inc.	1,761,305
25,115	Shaw Group, Inc. *	688,402
36,882	Stericycle, Inc. *	1,760,378
33,311	Tetra Tech, Inc. *	678,878
28,890	Waste Connections, Inc. *	742,473
67,953	Waste Management, Inc.	1,739,597
		14,918,527
Total Common Stocks
(Cost: $30,229,212)		16,927,315

MONEY MARKET FUND: 0.9%
(Cost: $144,476)
	Fidelity Institutional Money
	Market Fund - Treasury
144,476	Portfolio Class III Shares	144,476

Total Investments Before Collateral
for Securities Loaned: 100.6%
(Cost: $30,373,688)		17,071,791

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 3.2%
	Dreyfus Government
473,024	Cash Management Fund	473,024

	Bank of New York
148,429	Institutional Cash Reserve	71,409
Total Collateral
(Cost: $621,453)		544,433

Total Investments: 103.8%
(Cost: $30,995,141)		17,616,224
Liabilities in excess of other assets: (3.8)%		(637,702)
NET ASSETS: 100.0%		$16,978,522

ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $472,256.

The aggregate cost of investments owned for Federal income tax purposes is $31,015,532 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation		$0
Gross Unrealized Depreciation		(19,669,571)
Net Unrealized Depreciation		($19,669,571)

Summary of Investments by Industry	% of
Excluding Collateral for Securities Loaned	Investments	Value
Alternative Waste Technologies	8.1%	$1,389,844
Energy-Alternate Sources	5.8	988,740
Engineering/R&D Services	6.5	1,113,096
Environmental Consulting & Engineering	4.0	678,519
Hazardous Waste Disposal	18.6	3,176,303
Miscellaneous Building & Construction	3.3	559,043
Non-Hazardous Waste Disposal	38.9	6,633,750
Oil-Field Services	3.8	650,326
Recycling	1.8	302,756
Water	8.4	1,434,938
Money Market Fund	0.8	144,476
	100.0%	$17,071,791

See Note to Schedules of Investments

Gaming ETF

Schedule of Investments
March 31, 2009 (unaudited)

Number
of Shares			Value
COMMON STOCKS: 99.3%
Australia: 18.1%
132,376	Aristocrat Leisure Ltd. #		$314,891
165,908	Consolidated Media Holdings Ltd. #		231,320
187,056	Crown Ltd. #		829,688
234,794	TABCORP Holdings Ltd. #		1,059,583
477,044	Tatts Group Ltd. #		917,446
			3,352,928

Austria: 1.6%
10,905	BWIN Interactive Entertainment A.G. * #		302,713

China / Hong Kong: 2.3%
422,240	Galaxy Entertainment Group Ltd. * #		65,501
109,634	Melco PBL Entertainment Ltd. (ADR) * †		359,600
			425,101

Greece: 13.4%
45,836	Intralot S.A. #		225,835
85,465	OPAP S.A. #		2,257,687
			2,483,522

Ireland: 1.4%
16,016	Paddy Power PLC #		250,567

Italy: 2.0%
18,467	Lottomatica S.p.A. #		303,393
23,351	Snai S.p.A. * #		68,140
			371,533

Japan: 6.7%
62	Fields Corp. #		89,340
15,308	Heiwa Corp. #		135,757
3,165	Mars Engineering Corp. #		90,975
21,073	Sankyo Co, Ltd. #		922,966
			1,239,038

Malaysia: 11.7%
218,041	Berjaya Sports Toto BHD #		273,999
821,838	Genting BHD #		829,619
1,241,998	Resorts World BHD #		729,251
86,927	Tanjong PLC #		329,263
			2,162,132

New Zealand: 1.5%
178,235	Sky City Entertainment Group Ltd. #		285,959

South Africa: 1.4%
35,124	Sun International Ltd. #		265,384

South Korea: 2.1%
38,666	Kangwon Land, Inc. #		386,524

Sweden: 1.9%
11,486	Betsson A.B. * #		126,895
11,466	Unibet Group PLC #		225,673
			352,568

United Kingdom: 11.6%
53,275	888 Holdings PLC #		78,180
128,394	IG Group Holdings PLC #		321,904
236,606	Ladbrokes PLC #		620,492
95,063	PartyGaming PLC * #		325,453
48,350	Playtech Ltd. #		310,368
98,925	Rank Group PLC * #		103,652
134,367	William Hill PLC #		327,265
61,027	William Hill PLC Nil Paid Rights *		55,983
			2,143,297

United States: 23.6%
10,267	Ameristar Casinos, Inc.		129,159
20,688	Bally Technologies, Inc. *		381,073
23,066	Boyd Gaming Corp.		86,036
3,843	Churchill Downs Inc.		115,521
119,138	International Game Technology		1,098,452
123,904	Las Vegas Sands Corp. * †		372,951
41,027	MGM Mirage * †		95,593
3,658	Monarch Casino & Resort, Inc. *		18,875
26,480	Penn National Gaming, Inc. *		639,492
24,119	Pinnacle Entertainment, Inc. *		169,798
26,800	Scientific Games Corp. *		324,548
21,190	Shuffle Master, Inc. *		60,815
19,779	WMS Industries Inc. *		413,579
23,118	Wynn Resorts Ltd. * †		461,667
			4,367,559
Total Common Stocks
(Cost: $19,785,264)			18,388,825

MONEY MARKET FUND: 1.3%
(Cost: $241,338)
	Fidelity Institutional Money
	Market Fund - Treasury
241,338	Portfolio Class III Shares		241,338

Total Investments Before Collateral
for Securities Loaned: 100.6%
(Cost: $20,026,602)			18,630,163

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 4.4%
	Dreyfus Government
816,042	Cash Management Fund		816,042

	Bank of New York
909	Institutional Cash Reserve		280
Total Collateral
(Cost: $816,951)			816,322

Total Investments: 105.0%
(Cost: $20,843,553)			19,446,485
Liabilities in excess of other assets: (5.0)%			(925,056)
NET ASSETS: 100.0%			$18,521,429

ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $785,181.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $13,605,682 which represents 73.5% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $20,855,056 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation			$211,383
Gross Unrealized Depreciation			(1,619,954)
Net Unrealized Depreciation			($1,408,571)

Summary of Investments by Sector		% of
Excluding Collateral for Securities Loaned		Investments	Value
Casino Resorts		23.4%	$4,359,638
Gaming Technology		34.0	6,336,193
Horse Racing		4.4	823,153
Online Gaming		5.7	1,058,914
Sports Betting		31.2	5,810,927
Money Market Funds		1.3	241,338
		100.0%	$18,630,163

See Note to Schedules of Investments

Market Vectors ETF Trust Note to Schedules of Investments March 31, 2009 (unaudited)

Security Valuation -  Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

Adoption of Statement of Financial Accounting Standards No. 157 Fair Value Measurements (FAS 157) - In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The summary of inputs used to value each Fund’s net assets as of quarter end are as follows:

	Level 1 -	Level 2 - Significant	Level 3 - Significant Unobservable Inputs	Market Value
	Quoted Prices	Observable Inputs		of Investments
Africa Index ETF	$1,178,211	$5,642,173	None	$6,820,384
Gulf States Index ETF	1,455,342	2,259,216	None	3,714,558
Indonesia Index ETF	333,340	2,244,216	None	2,577,556
Russia ETF	147,612,288	331,392,282	None	479,004,570
Environmental Services ETF	17,616,224	None	None	17,616,224
Gaming ETF	5,840,767	13,605,684	None	19,446,451

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: May 29, 2009

By  Bruce J. Smith,  Chief Financial Officer, Market Vectors ETF Trust

Date: May 29, 2009